Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts and billing adjustments	$ 5,200	$ 3,400
Other intangible assets, accumulated amortization	181,900	105,400
Computer software, accumulated amortization	613,266	536,396
Property and equipment, accumulated depreciation and amortization	423,196	391,453
Contract acquisition costs, accumulated amortization	181,928	105,428
Common stock, par value	$ 0.10	$ 0.10
Common stock, Authorized	600,000	600,000
Common stock, issued	202,775	202,790
Common stock, outstanding	184,939	187,717
Treasury stock, shares	17,836	15,073
Contract Acquisition Costs
Contract acquisition costs, accumulated amortization	$ 276,100	$ 251,800